Calvert
Moderate Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited)

Mutual Funds — 94.6%(1)

Security	Shares	Value
Equity Funds — 59.6%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	360,541	$ 10,809,014
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	646,087	15,796,815
Calvert US Large-Cap Core Responsible Index Fund, Class R6	937,913	31,026,175
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	413,720	16,428,809
Calvert US Large-Cap Value Responsible Index Fund, Class R6	1,392,301	38,343,978
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	307,843	10,072,634
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	218,422	17,126,497
Calvert Focused Value Fund, Class R6	910,370	8,958,041
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,675,022	16,364,967
Calvert Emerging Markets Equity Fund, Class R6	677,335	10,613,831
Calvert International Equity Fund, Class R6	1,045,206	21,708,929
Calvert International Opportunities Fund, Class R6	1,172,115	17,968,522
Calvert Mid-Cap Fund, Class I	97,347	3,751,756
		$218,969,968
Income Funds — 35.0%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,031,786	$14,455,327
Calvert Floating-Rate Advantage Fund, Class R6	1,655,711	14,305,340
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,874,406	54,784,103
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	628,019	14,419,312
Calvert Short Duration Income Fund, Class R6	592,911	8,988,531
Calvert Ultra-Short Duration Income Fund, Class R6	2,203,473	21,395,722
		$128,348,335
Total Mutual Funds (identified cost $346,587,874)		$347,318,303

U.S. Treasury Obligations — 3.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.625%, 7/15/32(2)	$8,280	$ 7,591,027
0.75%, 2/15/45(2)(3)	5,815	4,707,644
Total U.S. Treasury Obligations (identified cost $13,348,751)		$ 12,298,671

Short-Term Investments — 2.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(4)	7,378,348	$ 7,378,348
Total Short-Term Investments (identified cost $7,378,348)		$ 7,378,348
Total Investments — 100.0% (identified cost $367,314,973)		$366,995,322

Other Assets, Less Liabilities — 0.0%(5)	$ 179,999
Net Assets — 100.0%	$367,175,321

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(5)	Amount is less than 0.05%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	18	Long	3/31/23	$3,691,406	$4,622
U.S. 5-Year Treasury Note	79	Long	3/31/23	8,526,445	(10,577)
U.S. 10-Year Treasury Note	49	Long	3/22/23	5,502,547	(29,912)

Calvert
Moderate Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Long Treasury Bond	86	Long	3/22/23	$10,779,563	$(97,626)
U.S. Ultra 10-Year Treasury Note	42	Long	3/22/23	4,967,813	(34,782)
U.S. Ultra-Long Treasury Bond	27	Long	3/22/23	3,626,438	(38,878)
					$(207,153)
During the fiscal year to date ended December 31, 2022, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Funds
At December 31, 2022, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $354,696,651, which represents 96.6% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as  follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$55,025,979	$ 506,743	$ (1,146,329)	$ (243,680)	$ 641,390	$ 54,784,103	$ 511,820	$ —	3,874,406
Emerging Markets Advancement Fund, Class I	15,642,155	854,204	—	—	(131,392)	16,364,967	854,205	—	1,675,022
Emerging Markets Equity Fund, Class R6	9,305,008	452,158	—	—	856,665	10,613,831	93,931	—	677,335
Equity Fund, Class R6	15,270,900	839,188	—	—	1,016,409	17,126,497	46,865	469,918	218,422
Flexible Bond Fund, Class R6	15,074,282	423,364	(967,215)	(60,848)	(14,256)	14,455,327	176,063	248,861	1,031,786
Floating-Rate Advantage Fund, Class R6	14,925,433	295,405	(1,003,038)	(136,284)	223,824	14,305,340	298,365	—	1,655,711
Focused Value Fund, Class R6	—	8,976,040	—	—	(17,999)	8,958,041	20,346	—	910,370
High Yield Bond Fund, Class R6	14,588,072	197,142	(716,456)	(91,053)	441,607	14,419,312	198,972	—	628,019
International Equity Fund, Class R6	18,574,803	654,651	—	—	2,479,475	21,708,929	251,535	295,648	1,045,206

Calvert
Moderate Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
International Opportunities Fund, Class R6	$ 15,220,862	$ 354,141	$ —	$ —	$ 2,393,519	$ 17,968,522	$ 139,205	$ —	1,172,115
International Responsible Index Fund, Class R6	13,404,451	527,472	—	—	1,864,892	15,796,815	312,535	—	646,087
Liquidity Fund, Institutional Class(1)	14,090,670	11,946,840	(18,659,162)	—	—	7,378,348	69,169	—	7,378,348
Mid-Cap Fund, Class I	3,398,641	44,292	—	—	308,823	3,751,756	8,470	—	97,347
Short Duration Income Fund, Class R6	9,449,445	81,304	(608,987)	(53,921)	120,690	8,988,531	82,024	—	592,911
Small-Cap Fund, Class R6	10,139,265	171,630	(322,405)	(29,481)	850,005	10,809,014	32,431	139,198	360,541
Ultra-Short Duration Income Fund, Class R6	23,073,077	195,207	(1,934,430)	(41,716)	103,584	21,395,722	197,086	—	2,203,473
US Large-Cap Core Responsible Index Fund, Class R6	28,412,404	1,072,265	—	—	1,541,506	31,026,175	391,632	—	937,913
US Large-Cap Growth Responsible Index Fund, Class I	14,971,082	895,569	(15,956,090)	7,232,038	(7,142,599)	—	—	—	—
US Large-Cap Growth Responsible Index Fund, Class R6	—	16,065,875	—	—	362,934	16,428,809	109,785	—	413,720
US Large-Cap Value Responsible Index Fund, Class I	44,015,878	—	(48,501,687)	11,534,150	(7,048,341)	—	—	—	—
US Large-Cap Value Responsible Index Fund, Class R6	—	38,331,555	—	—	12,423	38,343,978	827,460	—	1,392,301
US Mid-Cap Core Responsible Index Fund, Class I	9,312,497	—	(9,836,990)	538,979	(14,486)	—	—	—	—

Calvert
Moderate Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Mid-Cap Core Responsible Index Fund, Class R6	$ —	$ 9,845,472	$ —	$ —	$ 227,162	$ 10,072,634	$ 115,951	$ —	307,843
Total				$ 18,648,184	$ (924,165)	$354,696,651	$4,737,850	$1,153,625

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$347,318,303	$ —	$ —	$347,318,303
U.S. Treasury Obligations	—	12,298,671	—	12,298,671
Short-Term Investments	7,378,348	—	—	7,378,348
Total Investments	$354,696,651	$12,298,671	$ —	$366,995,322
Futures Contracts	$4,622	$ —	$ —	$4,622
Total	$354,701,273	$12,298,671	$ —	$366,999,944
Liability Description
Futures Contracts	$(211,775)	$ —	$ —	$(211,775)
Total	$(211,775)	$ —	$ —	$(211,775)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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